Discontinued Operations (FY)	12 Months Ended
Dec. 31, 2019
Discontinued Operations [Abstract]
Discontinued Operations
5. Discontinued Operations

The following table sets forth information concerning Discontinued Operations: (in thousands):

	For the years ended December 31,
	2019	2018
Revenues	$—	$6
Production costs and taxes	—	(40)
Depreciation, depletion, and amortization	—	(4)
Interest income	—	—
Gain on sale of assets	—	1,165
Deferred income tax benefit	—	—
Net income from discontinued operations	$—	$1,127

The Discontinued Operations are related to the Manufactured Methane facilities.  The Company sold all its methane facility assets, except the applicable U.S. patent, on January 26, 2018 for $2.65 million.